Other Current Assets and Accrued Income - Summary of Other Current Assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current prepayments and current accrued income including current contract assets [abstract]
Prepaid clinical and technical development expenses	SFr 6,748	SFr 1,586
Prepaid general and administrative expenses	1,412	1,208
VAT receivable	328	165
Total	SFr 8,488	SFr 2,959